Significant Accounting Policies (Property and Equipment, Including Useful Lives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Land, buildings and leasehold improvements	$ 1,277		$ 1,271
Service vehicles, equipment and furniture and fixtures	761		798
Less: accumulated depreciation	(1,372)		(1,312)
Total property and equipment, net	$ 666	$ 637	$ 757
Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Finite-lived intangible assets, useful life	2 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life	50 years
Finite-lived intangible assets, useful life	20 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life	50 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Service cars and service equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Service cars and service equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Performance Stock Units and Performance Stock Awards | Minimum
Property, Plant and Equipment [Line Items]
Award requisite service period	2 years
Performance Stock Units and Performance Stock Awards | Maximum
Property, Plant and Equipment [Line Items]
Award requisite service period	4 years